Common shares - Stock and securities repurchase program (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	May 31, 2015
Common stock [Member]
Disclosure of classes of share capital [line items]
Common shares held in treasury		6,349,324	6,349,294
Number of shares authorized (in shares)		150,000,000	75,000,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)		51,615,220	51,397,562
2015 Securities Repurchase Program [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase				$ 250,000,000
Entity's shares acquired (in shares)		30
Common stock, par value (in dollars per share)		17.10
Stock buyback program, remaining authorized amount		$ 121,600,000
Convertible Senior Notes Due 2019 [Member] | 2015 Securities Repurchase Program [Member]
Disclosure of classes of share capital [line items]
Borrowings, Convertible, Repurchased Face Amount	$ 2,290,000
Borrowings, convertible repurchase average price	990.00
Principal amount	$ 2,270,000